Goodwill	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Goodwill
23	Goodwill

	2017	2016
	RMB million	RMB million
Cost and carrying amount:
At January 1	182	—
Acquisitions through business combination (Note 24(v)&(vi))	55	182

At December 31	237	182

Impairment tests for cash-generating units containing goodwill

	2017	2016
	RMB million	RMB million
Southern Airlines Group Import and Export Trading Company (“SAIETC”)(Note 24(vi))	182	182
Xiamen Airlines Culture and Media Co., Ltd. (“XACM”) (Note 24(v))	55	—

Total	237	182

The recoverable amount of the CGU is determined based on value-in-use calculation. The calculation uses cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using an estimated weighted average growth rate which does not exceed the long-term average growth rates for the business in which the CGU operates.

The cash flows of SAIETC are discounted using a pre-tax discount rate of 13.40% (2016: 13.40%).

The cash flows of XACM are discounted using a pre-tax discount rate of 11.10%.